Summary of Significant Accounting Policies (Details) - Schedule of Calculation of Basic and Diluted Net Income (Loss) Per Common Stock - Clean Earth Acquisitions Corp [Member] - USD ($)		3 Months Ended						8 Months Ended	9 Months Ended		12 Months Ended
	Feb. 28, 2022	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Summary of Significant Accounting Policies (Details) - Schedule of Calculation of Basic and Diluted Net Income (Loss) Per Common Stock [Line Items]
Net loss from beginning of year through date of initial public offering											$ (37,034)
Net income from date of initial public offering through December 31, 2022											96,989
Total net income year (loss)		$ 7,216	$ 1,358,377	$ 1,873,417	$ (146,096)	$ (472,717)	$ (240,003)	$ (2,546)	$ 3,239,010	$ (858,816)	59,955
Remeasurement of temporary equity to redemption value	$ 39,491,791	$ (1,097,181)	$ (1,097,561)	$ (2,409,648)	$ (1,139,015)	$ (313,681)	$ (39,554,524)		$ (4,604,390)	$ (41,007,220)	(42,756,441)
Net loss including remeasurement of temporary equity to redemption value											$ (42,696,486)
Class B Common Stock [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Calculation of Basic and Diluted Net Income (Loss) Per Common Stock [Line Items]
Basic and diluted weighted average shares outstanding, non-redeemable Class B common stock (in Shares)								7,666,667
Basic and diluted net loss per share, non-redeemable Class B common stock (in Dollars per share)								$ 0